PENSIONS - Asset Allocation (Details)	Dec. 31, 2023	Dec. 31, 2022
Marine Scheme
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme | Cash
Pensions:
Target allocation	100.00%	100.00%
UK Scheme
Pensions:
Target allocation	100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation	99.00%	98.00%
UK Scheme | Cash
Pensions:
Target allocation	1.00%	2.00%